BMS-Q3

Quarterly Report
February 28, 2026
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 5.2%
BWX Technologies, Inc.	172,085	$35,446,068
Curtiss-Wright Corp.	50,356	35,265,818
Leidos Holdings, Inc.	196,658	34,434,816
Textron, Inc.	272,582	26,890,214
		$132,036,916
Airlines – 1.3%
SkyWest, Inc. (a)	145,241	$15,116,683
United Airlines Holdings, Inc. (a)	176,686	18,781,722
		$33,898,405
Apparel Manufacturers – 0.2%
VF Corp.	144,491	$2,806,015
Wolverine World Wide, Inc.	182,548	3,225,623
		$6,031,638
Automotive – 1.8%
Aptiv PLC (a)	487,273	$35,834,056
Ford Motor Co.	274,595	3,869,044
Garrett Motion, Inc.	141,545	2,881,856
Visteon Corp.	41,207	3,942,274
		$46,527,230
Biotechnology – 2.3%
Biogen, Inc. (a)	94,516	$18,130,059
Exelixis, Inc. (a)	405,103	17,848,838
Illumina, Inc. (a)	164,936	22,177,295
		$58,156,192
Broadcasting – 2.4%
Omnicom Group, Inc.	293,431	$25,026,730
Roku, Inc. (a)	62,619	6,162,336
TKO Group Holdings, Inc.	140,738	31,507,016
		$62,696,082
Brokerage & Asset Managers – 0.7%
Raymond James Financial, Inc.	115,335	$17,655,482
TPG, Inc.	19,700	855,374
		$18,510,856
Business Services – 2.8%
Constellium SE (a)	305,260	$7,597,921
Dropbox, Inc. (a)	538,079	13,446,594
GoDaddy, Inc. (a)	148,923	12,980,129
TriNet Group, Inc.	409,656	15,599,700
Verisk Analytics, Inc., “A”	109,301	22,687,609
		$72,311,953
Chemicals – 1.9%
Avient Corp.	624,811	$25,660,988
Eastman Chemical Co.	304,251	22,973,993
		$48,634,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.9%
ACI Worldwide, Inc. (a)	95,662	$3,795,868
BILL Holdings, Inc. (a)	50,269	2,237,473
Datadog, Inc., “A” (a)	209,831	23,492,679
Guidewire Software, Inc. (a)	81,385	11,826,868
MongoDB, Inc. (a)	14,403	4,730,953
Okta, Inc. (a)	381,964	27,692,390
Pegasystems, Inc.	167,817	7,338,638
VeriSign, Inc.	18,785	4,281,853
Zoom Communications, Inc. (a)	205,306	15,180,326
		$100,577,048
Computer Software - Systems – 1.1%
Box, Inc., “A” (a)	90,708	$2,136,174
Q2 Holdings, Inc. (a)	71,452	3,438,270
Sandisk Corp. of Delaware (a)	9,392	5,967,301
Western Digital Corp.	54,844	15,339,867
Zebra Technologies Corp., “A” (a)	9,994	2,238,256
		$29,119,868
Construction – 4.6%
Allegion PLC	53,512	$8,623,459
Builders FirstSource, Inc. (a)	196,889	20,533,554
Ferguson Enterprises, Inc.	81,633	21,286,621
Masco Corp.	421,106	30,159,612
Mohawk Industries, Inc. (a)	250,113	31,331,655
Stanley Black & Decker, Inc.	57,463	4,969,975
		$116,904,876
Consumer Products – 0.5%
Newell Brands, Inc.	2,960,893	$13,472,063
Consumer Services – 0.2%
Adtalem Global Education, Inc. (a)	7,283	$713,734
Grand Canyon Education, Inc. (a)	26,845	4,270,234
		$4,983,968
Electrical Equipment – 1.3%
AMETEK, Inc.	71,352	$17,068,825
Amphenol Corp., “A”	60,912	8,896,807
nVent Electric PLC	53,614	6,345,753
		$32,311,385
Electronics – 3.5%
Advanced Energy Industries, Inc.	13,585	$4,558,718
Amkor Technology, Inc.	331,416	15,848,313
Cirrus Logic, Inc. (a)	99,608	14,056,681
Flex Ltd. (a)	546,121	34,416,545
Monolithic Power Systems, Inc.	11,451	13,085,516
Teradyne, Inc.	19,790	6,333,394
		$88,299,167
Energy - Independent – 4.0%
Antero Resources Corp. (a)	114,066	$4,198,769
Expand Energy Corp.	20,153	2,174,912
Phillips 66	304,950	47,062,933
Valero Energy Corp.	239,151	48,939,861
		$102,376,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.8%
National Gas Fuel Co.	211,428	$19,246,291
Energy - Renewables – 0.8%
AES Corp.	1,155,979	$19,975,317
Engineering - Construction – 1.4%
Fluor Corp. (a)	64,317	$3,364,422
Jacobs Solutions, Inc.	108,732	14,989,794
MYR Group, Inc. (a)	33,431	9,025,033
Tutor Perini Corp.	101,344	7,638,297
		$35,017,546
Entertainment – 0.7%
Lamar Advertising Co., REIT	137,596	$18,952,473
Food & Beverages – 1.0%
General Mills, Inc.	127,357	$5,760,357
Ingredion, Inc.	176,428	20,723,233
		$26,483,590
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	777,773	$13,922,137
Forest & Paper Products – 0.3%
Sylvamo Corp.	115,776	$5,360,429
UFP Industries, Inc.	13,813	1,421,496
		$6,781,925
Gaming & Lodging – 2.4%
Carnival Corp.	566,680	$17,878,754
Viking Holdings Ltd. (a)	541,847	42,274,903
		$60,153,657
General Merchandise – 1.5%
Dollar General Corp.	247,922	$38,735,333
Health Maintenance Organizations – 1.0%
Humana, Inc.	138,714	$26,430,566
Insurance – 7.5%
Ameriprise Financial, Inc.	86,779	$40,796,544
Assurant, Inc.	8,241	1,892,051
AXIS Capital Holdings Ltd.	113,521	12,001,440
Corebridge Financial, Inc.	808,713	20,897,144
Equitable Holdings, Inc.	722,518	29,059,674
Everest Group Ltd.	80,691	27,071,024
Hanover Insurance Group, Inc.	17,092	3,087,328
Hartford Insurance Group, Inc.	209,433	29,494,449
Lincoln National Corp.	273,254	9,372,612
Voya Financial, Inc.	258,531	17,290,553
		$190,962,819
Internet – 0.5%
Etsy, Inc. (a)	215,253	$11,813,085

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.1%
Brunswick Corp.	192,753	$15,346,994
Polaris, Inc.	117,912	7,161,975
Roblox Corp., “A” (a)	441,828	30,335,910
		$52,844,879
Machinery & Tools – 4.8%
AGCO Corp.	295,387	$40,320,325
CNH Industrial N.V.	748,979	9,212,442
Crane Co.	8,021	1,608,451
Flowserve Corp.	148,901	13,180,717
Pentair PLC	115,227	11,429,366
Trimble, Inc. (a)	30,458	2,036,726
Wabtec Corp.	166,839	44,037,154
		$121,825,181
Medical & Health Technology & Services – 3.7%
IQVIA Holdings, Inc. (a)	140,569	$25,135,143
McKesson Corp.	34,699	34,260,752
Universal Health Services, Inc.	122,904	25,330,514
Veeva Systems, Inc. (a)	58,358	10,621,739
		$95,348,148
Medical Equipment – 2.2%
Align Technology, Inc. (a)	49,420	$9,394,742
DexCom, Inc. (a)	162,121	11,904,545
Envista Holdings Corp. (a)	1,221,424	35,677,795
		$56,977,082
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	53,822	$10,053,411
Network & Telecom – 1.2%
Ciena Corp. (a)	85,686	$29,878,708
Oil Services – 2.0%
TechnipFMC PLC	769,680	$51,037,481
Other Banks & Diversified Financials – 6.1%
Banc of California, Inc.	557,474	$10,296,545
M&T Bank Corp.	36,547	7,929,968
Northern Trust Corp.	285,341	40,829,444
Popular, Inc.	272,099	36,831,320
Synchrony Financial	446,108	30,830,524
Texas Capital Bancshares, Inc. (a)	303,839	28,955,857
		$155,673,658
Pharmaceuticals – 1.3%
Chewy, Inc., “A” (a)	132,722	$3,639,237
Incyte Corp. (a)	220,210	22,300,667
Indivior Pharmaceuticals, Inc. (a)	57,252	1,873,285
Organon & Co.	750,657	5,472,290
		$33,285,479
Precious Metals & Minerals – 0.5%
AngloGold Ashanti PLC	107,475	$13,732,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 4.4%
CareTrust REIT, Inc.	427,513	$17,365,578
CBRE Group, Inc., “A” (a)	77,705	11,473,920
Essential Properties Realty Trust, REIT	599,702	20,353,886
Jones Lang LaSalle, Inc. (a)	63,180	19,936,449
NNN REIT, Inc.	70,489	3,194,562
Simon Property Group, Inc., REIT	53,064	10,817,096
W.P. Carey, Inc., REIT	410,389	30,635,539
		$113,777,030
Real Estate - Office – 1.5%
Cousins Properties, Inc., REIT	695,501	$16,107,803
Highwoods Properties, Inc., REIT	983,271	22,113,765
		$38,221,568
Restaurants – 2.7%
Aramark	857,210	$35,874,239
Texas Roadhouse, Inc.	72,729	13,299,952
U.S. Foods Holding Corp. (a)	205,536	19,856,833
		$69,031,024
Specialty Chemicals – 1.4%
Albemarle Corp.	43,220	$7,722,118
NewMarket Corp.	3,094	1,936,875
RPM International, Inc.	240,528	27,449,055
		$37,108,048
Specialty Stores – 1.8%
Bath & Body Works, Inc.	331,874	$7,553,452
O'Reilly Automotive, Inc. (a)	316,849	29,745,784
Tapestry, Inc.	52,072	8,095,634
		$45,394,870
Telecom Services – 0.1%
Millicom International Cellular S.A.	30,882	$2,250,989
Trucking – 0.9%
C.H. Robinson Worldwide, Inc.	48,971	$9,071,878
J.B. Hunt Transport Services, Inc.	55,729	13,007,706
		$22,079,584
Utilities - Electric Power – 5.7%
Ameren Corp.	13,054	$1,478,757
Edison International	610,662	45,640,878
NRG Energy, Inc.	173,688	31,083,204
PG&E Corp.	2,385,521	45,324,899
Portland General Electric Co.	275,127	14,845,853
Talen Energy Corp. (a)	16,408	6,086,876
Vistra Corp.	5,624	977,957
		$145,438,424
Total Common Stocks		$2,529,281,487
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.7% (v)	22,856,803	$22,859,089

Other Assets, Less Liabilities – 0.2%		5,218,433
Net Assets – 100.0%		$2,557,359,009

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,859,089 and
$2,529,281,487, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,529,281,487	$—	$—	$2,529,281,487
Investment Companies	22,859,089	—	—	22,859,089
Total	$2,552,140,576	$—	$—	$2,552,140,576
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,469,886	$360,075,068	$348,688,620	$2,755	$—	$22,859,089

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$589,667	$—